CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Operating and formation costs:
Legal and professional fees	$ 15,436	$ 41,910	$ 9,874	$ 124,862	$ 134,736	$ 150,172
General and administrative expenses	8,604	25,600	4,985	37,374	42,359	50,963
Administrative expense - related party	22,500	22,500	10,446	90,000	100,446	122,946
Loss from operations	(46,540)	(90,010)	(25,305)	(252,236)	(277,541)	(324,081)
Interest income	8,090	5,729	2,981	20,199	23,180	31,270
Net loss	$ (38,450)	$ (84,281)	$ (22,324)	$ (232,037)	$ (254,361)	$ (292,811)
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.02)	$ (0.14)
Weighted average ordinary shares outstanding - basic and diluted (in shares)	1,707,107	1,711,299	943,841	1,707,942